RISK MANAGEMENT - Liquidity Risk - Amount of IRL ratio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	$ 9,811	$ 10,865
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	2,569	6,446
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	5,610	5,338
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,816	1,921
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	4,642	4,141
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,526	1,589
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	2,028	1,828
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	993	488
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,207	1,542
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	$ 661	$ 866